MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
(the “Fund”)
Supplement dated December 29, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective January 1, 2022, the following information replaces the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management on page 42 of the Prospectus:
Brian Brennan, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018). Mr. Brennan is expected to step down as a portfolio manager of the Fund on or about September 30, 2022.
Michael K. Sewell, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since January 2022.
Effective January 1, 2022, the following information replaces similar information for the Fund found on page 65 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Brian Brennan, CFA

is a portfolio manager of the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. Mr. Brennan is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2000 and his investment experience dates from 1986. Mr. Brennan has served as a portfolio manager for T. Rowe Price throughout the past five years. Mr. Brennan is expected to step down as a portfolio manager of the Fund on or about September 30, 2022.
Effective January 1, 2022, the following information replaces similar information for the Fund found on page 66 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Michael K. Sewell, CFA

is the portfolio manager of the MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund and a portfolio manager of the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. Mr. Sewell is a Vice President and Portfolio Manager for T. Rowe Price. He joined T Rowe Price in 2004 and his investment experience dates from 2006. During the past five years, Mr. Sewell has served as a fixed income trader, a portfolio manager (beginning in February 2020), and an associate portfolio manager (beginning in March 2018) of the U.S. Inflation Protected Bond, U.S. Short-Term Inflation Focused Bond, U.S. Treasury Intermediate-Term Bond, and U.S. Treasury Long-Term Bond strategies.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-21-07

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
(the “Fund”)
Supplement dated December 29, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective January 1, 2022, the following information replaces similar information for T. Rowe Price Associates, Inc. related to the Fund found on page B-109 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund are Brian Brennan and Michael K. Sewell. Mr. Brennan is expected to step down as a portfolio manager of the Fund on or about September 30, 2022.
Effective January 1, 2022, the following information supplements the information related to the Fund found on pages B-109 and B-110 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Michael K. Sewell
Registered investment companies**	4	$20,424,558,773	0	$0
Other pooled investment vehicles	2	$5,301,049,116	0	$0
Other accounts	0	$0	0	$0

*
The information provided is as of November 30, 2021.

**
Does not include the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund.

Ownership of Securities:
As of November 30, 2021, Mr. Sewell did not own any shares of the MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-21-06